OTHER EQUITY INSTRUMENTS (Details) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Issue of equity	£ 3,217
Debt Instrument, Convertible, Terms of Conversion Feature	The securities will be subject to a Permanent Write Down should the fully Loaded Common Equity Tier 1 ratio of the Bank fall below 7.0 per cent.